Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000003511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	VALUE FUND (TWEBX)
Account Value	$ 17,130	$ 17,130	$ 17,130	$ 17,130	$ 14,894	$ 12,227	$ 13,964	$ 11,129	$ 12,300	$ 12,069	$ 11,349	$ 9,782	$ 8,979	$ 10,000
Average Annual Return, Percent	1.95%	15.01%	6.85%	5.53%
C000003512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL VALUE FUND (TBGVX)
Account Value	$ 16,249	$ 16,249	$ 16,249	$ 16,249	14,194	12,120	13,722	10,904	12,230	12,060	11,455	10,024	9,424	10,000
Average Annual Return, Percent	2.92%	14.48%	5.85%	4.97%
C000050916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)
Account Value	$ 15,182	$ 15,182	$ 15,182	$ 15,182	12,639	10,620	12,971	10,834	12,101	11,879	11,017	9,349	8,822	10,000
Average Annual Return, Percent	5.38%	20.13%	4.64%	4.26%
C000080766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)
Account Value	$ 14,454	$ 14,454	$ 14,454	$ 14,454	12,376	10,102	12,350	9,879	11,025	11,395	10,831	9,334	8,945	10,000
Average Annual Return, Percent	4.48%	16.80%	5.57%	3.75%
MSCI World Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (in U.S.$)
Account Value	$ 26,114	$ 26,114	$ 26,114	$ 26,114	19,719	16,169	20,119	15,618	14,146	13,892	12,489	10,569	9,491	10,000
Average Annual Return, Percent	9.16%	32.43%	13.04%	10.07%
MSCI World 100 Hedged to U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World 100% Hedged to U.S.$ Index
Account Value	$ 29,364	$ 29,364	$ 29,364	$ 29,364	22,339	18,379	21,618	16,711	15,284	14,715	13,010	10,981	9,908	10,000
Average Annual Return, Percent	8.26%	31.45%	13.95%	11.37%
MSCI EAFE Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (in U.S.$)
Account Value	$ 17,419	$ 17,419	$ 17,419	$ 17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
Average Annual Return, Percent	6.81%	24.77%	8.20%	5.71%
MSCI EAFE Index Hedged to U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Hedged to U.S.$)
Account Value	$ 23,989	$ 23,989	$ 23,989	$ 23,989	19,845	15,985	17,640	13,759	14,195	13,623	12,722	10,560	10,032	10,000
Average Annual Return, Percent	3.20%	20.88%	11.06%	9.14%
MSCI World High Dividend Yield Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index (in U.S.$)
Account Value	$ 19,301	$ 19,301	$ 19,301	$ 19,301	$ 15,743	$ 13,492	$ 15,142	$ 12,530	$ 13,065	$ 12,445	$ 11,875	$ 10,437	$ 9,100	$ 10,000
Average Annual Return, Percent	8.59%	22.60%	8.12%	6.80%